Document and Entity Information	Jul. 29, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001783879
Document Type	8-K/A
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	Robinhood Markets, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40691
Entity Tax Identification Number	46-4364776
Entity Address, Address Line One	85 Willow Road
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(844)
Local Phone Number	428-5411
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	HOOD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 2, 2022, Robinhood Markets, Inc. (the “Company,” “we,” or “us”) filed a Current Report on Form 8-K (the “Original 8-K”) which, among other things, disclosed that on August 2, 2022 the Company had announced a reduction in force and related matters (the “August 2022 Restructuring”). This Amendment No. 1 to the Original 8-K (this “Amendment No. 1”) is being filed to amend and update the disclosures under Item 2.05 in the Original 8-K and includes additional disclosure under Item 2.06 below. The other items in the Original 8-K are not being amended and are not presented below; they speak as of the filing date of the Original 8-K.